Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.3%)
	Linde plc	70,251	22,350
	Air Products and Chemicals Inc.	30,159	8,669
	Ecolab Inc.	35,084	7,770
	Freeport-McMoRan Inc.	199,635	7,402
	Newmont Corp.	108,948	5,983
	Dow Inc.	101,516	5,576
	LyondellBasell Industries NV Class A	18,245	1,590
			59,340
Consumer Discretionary (17.1%)
*	Amazon.com Inc.	58,603	205,525
*	Tesla Inc.	109,199	125,007
	Home Depot Inc.	143,787	57,603
*	Netflix Inc.	60,240	38,668
*	Walt Disney Co.	247,520	35,866
	Costco Wholesale Corp.	60,207	32,475
	NIKE Inc. Class B	174,132	29,470
	Walmart Inc.	190,807	26,833
	McDonald's Corp.	101,691	24,874
	Lowe's Cos. Inc.	95,242	23,295
	Starbucks Corp.	160,620	17,610
	Target Corp.	66,732	16,272
*	Booking Holdings Inc.	5,546	11,657
	TJX Cos. Inc.	156,143	10,836
*	General Motors Co.	177,750	10,286
	Ford Motor Co.	534,833	10,263
	Estee Lauder Cos. Inc. Class A	29,963	9,950
*	Airbnb Inc. Class A	43,607	7,524
	Dollar General Corp.	31,744	7,025
*	Uber Technologies Inc.	179,432	6,818
	Activision Blizzard Inc.	105,875	6,204
*	O'Reilly Automotive Inc.	9,401	5,999
	eBay Inc.	84,091	5,673
	Ross Stores Inc.	48,703	5,313
*	Marriott International Inc. Class A	35,496	5,238
	Yum! Brands Inc.	40,258	4,945
	Electronic Arts Inc.	38,710	4,809
*	Roblox Corp. Class A	35,621	4,492
*	Lululemon Athletica Inc.	8,020	3,644
	VF Corp.	48,111	3,451
*	Carvana Co. Class A	11,498	3,224
*	Chipotle Mexican Grill Inc. Class A	1,804	2,965
*	Rivian Automotive Inc. Class A	23,391	2,801

		Shares	Market Value ($000)
*	AutoZone Inc.	1,517	2,757
*	Hilton Worldwide Holdings Inc.	18,878	2,550
*	Las Vegas Sands Corp.	57,274	2,040
*	Southwest Airlines Co.	40,401	1,794
			775,756
Consumer Staples (4.8%)
	Procter & Gamble Co.	330,605	47,799
	PepsiCo Inc.	188,244	30,078
	Coca-Cola Co.	529,188	27,756
	Philip Morris International Inc.	212,278	18,243
	CVS Health Corp.	179,866	16,019
	Mondelez International Inc. Class A	190,490	11,227
	Altria Group Inc.	251,224	10,712
	Colgate-Palmolive Co.	114,907	8,620
	Kimberly-Clark Corp.	45,902	5,981
	General Mills Inc.	82,646	5,105
	Constellation Brands Inc. Class A	21,730	4,896
	Sysco Corp.	66,240	4,639
	Walgreens Boots Alliance Inc.	100,131	4,486
*	Monster Beverage Corp.	50,265	4,211
	Hershey Co.	19,775	3,510
	Keurig Dr Pepper Inc.	96,820	3,291
	Kraft Heinz Co.	91,699	3,082
	Brown-Forman Corp. Class B	39,151	2,755
	Archer-Daniels-Midland Co.	37,945	2,361
	McKesson Corp.	10,558	2,289
	Kroger Co.	45,776	1,901
	Brown-Forman Corp. Class A	5,709	375
			219,336
Energy (2.2%)
	Exxon Mobil Corp.	576,647	34,507
	Chevron Corp.	263,403	29,730
	ConocoPhillips	182,389	12,791
	EOG Resources Inc.	79,533	6,919
	Schlumberger NV	190,546	5,465
	Kinder Morgan Inc.	262,505	4,058
	Marathon Petroleum Corp.	43,532	2,649
	Williams Cos. Inc.	82,816	2,219
	Phillips 66	29,652	2,051
			100,389
Financials (10.3%)
*	Berkshire Hathaway Inc. Class B	234,082	64,768
	JPMorgan Chase & Co.	407,013	64,646
	Bank of America Corp.	1,031,655	45,878
	Wells Fargo & Co.	559,378	26,727
	Morgan Stanley	198,820	18,852
	Citigroup Inc.	276,102	17,588
	Goldman Sachs Group Inc.	45,872	17,477
	BlackRock Inc.	18,658	16,878
	Charles Schwab Corp.	209,449	16,209
	S&P Global Inc.	32,793	14,945
	Blackstone Inc.	93,500	13,225
	PNC Financial Services Group Inc.	57,885	11,403
	Marsh & McLennan Cos. Inc.	69,017	11,320
	CME Group Inc.	48,942	10,793
	Truist Financial Corp.	181,902	10,789
	US Bancorp	181,791	10,060

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	76,680	10,024
	Chubb Ltd.	50,815	9,120
	Aon plc Class A (XNYS)	29,167	8,627
	Moody's Corp.	21,538	8,414
	Progressive Corp.	79,640	7,402
	T Rowe Price Group Inc.	30,924	6,183
	Bank of New York Mellon Corp.	105,794	5,796
	KKR & Co. Inc.	75,457	5,618
*	Coinbase Global Inc. Class A	17,441	5,494
	Prudential Financial Inc.	52,631	5,382
	MetLife Inc.	87,591	5,138
	Travelers Cos. Inc.	34,006	4,997
	Aflac Inc.	82,307	4,456
	Allstate Corp.	40,255	4,376
	American International Group Inc.	58,235	3,063
*	Berkshire Hathaway Inc. Class A	5	2,084
	Rocket Cos. Inc. Class A	18,363	285
			468,017
Health Care (12.4%)
	UnitedHealth Group Inc.	128,433	57,053
	Johnson & Johnson	358,552	55,909
	Pfizer Inc.	763,587	41,028
	Thermo Fisher Scientific Inc.	53,592	33,915
	Abbott Laboratories	241,433	30,365
	Eli Lilly & Co.	117,288	29,092
	Danaher Corp.	87,492	28,141
	AbbVie Inc.	240,692	27,747
	Merck & Co. Inc.	344,811	25,830
	Medtronic plc	183,140	19,541
*	Moderna Inc.	46,739	16,472
	Bristol-Myers Squibb Co.	302,666	16,232
*	Intuitive Surgical Inc.	48,725	15,803
	Amgen Inc.	77,365	15,386
	Zoetis Inc.	64,602	14,344
	Anthem Inc.	33,171	13,475
	Gilead Sciences Inc.	170,734	11,769
	Stryker Corp.	46,258	10,946
	Becton Dickinson and Co.	39,136	9,281
*	Edwards Lifesciences Corp.	84,950	9,116
	Cigna Corp.	46,342	8,893
*	Regeneron Pharmaceuticals Inc.	13,603	8,659
	HCA Healthcare Inc.	34,867	7,866
*	Illumina Inc.	21,363	7,805
*	Boston Scientific Corp.	194,034	7,387
	Humana Inc.	17,494	7,342
*	Vertex Pharmaceuticals Inc.	35,350	6,608
*	Align Technology Inc.	10,226	6,253
	Agilent Technologies Inc.	41,286	6,230
	Baxter International Inc.	68,128	5,080
*	Biogen Inc.	20,321	4,790
*	IDEXX Laboratories Inc.	5,810	3,533
	Zimmer Biomet Holdings Inc.	28,434	3,401
			565,292
Industrials (11.0%)
	Visa Inc. Class A	229,854	44,539
	Mastercard Inc. Class A	120,003	37,791
	Accenture plc Class A	86,342	30,859

		Shares	Market Value ($000)
*	PayPal Holdings Inc.	159,999	29,582
	Union Pacific Corp.	88,813	20,928
	United Parcel Service Inc. Class B	99,233	19,685
	Honeywell International Inc.	94,020	19,015
	Raytheon Technologies Corp.	205,387	16,620
*	Boeing Co.	79,811	15,791
	Caterpillar Inc.	74,539	14,412
	General Electric Co.	149,500	14,201
	3M Co.	78,858	13,409
	Automatic Data Processing Inc.	57,639	13,308
	Deere & Co.	38,023	13,138
	American Express Co.	81,214	12,369
*	Square Inc. Class A	54,156	11,282
	Lockheed Martin Corp.	32,073	10,691
	Sherwin-Williams Co.	32,266	10,688
	CSX Corp.	307,166	10,646
	Illinois Tool Works Inc.	38,580	8,956
	Norfolk Southern Corp.	33,623	8,919
	Eaton Corp. plc	54,274	8,796
	Fidelity National Information Services Inc.	84,095	8,788
	Capital One Financial Corp.	60,788	8,542
*	Fiserv Inc.	81,135	7,831
	FedEx Corp.	32,656	7,523
	Johnson Controls International plc	96,972	7,250
	Emerson Electric Co.	81,404	7,150
	Northrop Grumman Corp.	19,635	6,849
	General Dynamics Corp.	32,397	6,122
	Trane Technologies plc	32,340	6,036
	L3Harris Technologies Inc.	27,392	5,727
	Parker-Hannifin Corp.	17,586	5,312
	DuPont de Nemours Inc.	71,290	5,273
	Paychex Inc.	44,067	5,253
	PPG Industries Inc.	32,228	4,969
	Global Payments Inc.	40,046	4,767
	Cummins Inc.	19,523	4,095
	Stanley Black & Decker Inc.	22,168	3,874
	Rockwell Automation Inc.	7,943	2,670
	Otis Worldwide Corp.	28,962	2,329
	PACCAR Inc.	23,662	1,974
			497,959
Real Estate (1.4%)
	American Tower Corp.	61,969	16,266
	Prologis Inc.	100,727	15,184
	Crown Castle International Corp.	58,912	10,701
	Equinix Inc.	12,249	9,949
	Public Storage	20,325	6,654
	Simon Property Group Inc.	22,387	3,422
			62,176
Technology (34.6%)
	Apple Inc.	2,138,959	353,570
	Microsoft Corp.	1,023,606	338,394
*	Alphabet Inc. Class A	40,981	116,302
	NVIDIA Corp.	323,492	105,704
*	Alphabet Inc. Class C	37,085	105,657
*	Meta Platforms Inc. Class A	324,646	105,335
*	Adobe Inc.	64,863	43,448
*	salesforce.com Inc.	119,851	34,153

		Shares	Market Value ($000)
	Broadcom Inc.	53,074	29,386
	QUALCOMM Inc.	153,631	27,740
	Intel Corp.	552,636	27,190
*	Advanced Micro Devices Inc.	165,256	26,172
	Texas Instruments Inc.	125,764	24,193
	Intuit Inc.	35,343	23,054
	Oracle Corp.	228,170	20,704
	Applied Materials Inc.	122,977	18,101
*	ServiceNow Inc.	26,994	17,484
	International Business Machines Corp.	122,043	14,291
	Analog Devices Inc.	73,140	13,183
	Lam Research Corp.	19,320	13,135
	Micron Technology Inc.	153,496	12,894
*	Snowflake Inc. Class A	36,339	12,361
*	Snap Inc. Class A	162,569	7,740
*	Autodesk Inc.	29,990	7,623
*	Workday Inc. Class A	25,775	7,068
	TE Connectivity Ltd.	44,646	6,872
	Roper Technologies Inc.	14,364	6,667
*	Twilio Inc. Class A	22,760	6,513
*	Crowdstrike Holdings Inc. Class A	27,147	5,895
*	Zoom Video Communications Inc. Class A	27,773	5,871
	HP Inc.	163,576	5,771
	Cognizant Technology Solutions Corp. Class A	71,557	5,580
*	DoorDash Inc. Class A	27,106	4,846
	KLA Corp.	10,405	4,246
	VMware Inc. Class A	28,479	3,325
*	DocuSign Inc. Class A	12,622	3,109
*	Twitter Inc.	51,663	2,270
*	Palantir Technologies Inc. Class A	108,022	2,231
*	Dell Technologies Inc. Class C	37,624	2,125
*	Pinterest Inc. Class A	37,872	1,517
			1,571,720
Telecommunications (2.8%)
	Comcast Corp. Class A	623,911	31,183
	Cisco Systems Inc.	516,575	28,329
	Verizon Communications Inc.	535,777	26,934
	AT&T Inc.	972,569	22,204
*	Charter Communications Inc. Class A	16,311	10,541
*	T-Mobile US Inc.	76,400	8,313
*	Roku Inc.	7,909	1,800
			129,304
Utilities (2.0%)
	NextEra Energy Inc.	267,358	23,201
	Duke Energy Corp.	104,761	10,163
	Waste Management Inc.	57,415	9,225
	Southern Co.	144,305	8,817
	Dominion Energy Inc.	110,125	7,841
	Exelon Corp.	132,900	7,008
	American Electric Power Co. Inc.	68,130	5,522
	Sempra Energy (XNYS)	42,913	5,144
	Xcel Energy Inc.	73,152	4,662
	Public Service Enterprise Group Inc.	68,685	4,292
	Republic Services Inc. Class A	28,149	3,723
			89,598
Total Common Stocks (Cost $2,592,736)			4,538,887

		Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.077% (Cost $964)	9,633	963
Total Investments (99.9%) (Cost $2,593,700)			4,539,850
Other Assets and Liabilities—Net (0.1%)			5,729
Net Assets (100%)			4,545,579
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	26	5,936	(84)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.